Stock Option Plan - Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Jan. 31, 2022 shares $ / shares	Jan. 31, 2021 shares $ / shares	Jan. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	3,310,040	4,503,122	3,790,104
Weighted-average Exercise Price, Outstanding	$ 48.90	$ 38.28
Weighted-average remaining life (years), Outstanding	7 years 8 months 12 days	7 years 10 months 24 days
Number of options, Exercisable	888,279	1,469,374
Weighted-average Exercise Price , Exercisable	$ 42.48	$ 40.18
$16 to $20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		700
Weighted-average Exercise Price, Outstanding		$ 16.34
Weighted-average remaining life (years), Outstanding		5 years
Number of options, Exercisable		700
Weighted-average Exercise Price , Exercisable		$ 16.34
$20 to $24 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	48,150	324,450
Weighted-average Exercise Price, Outstanding	$ 20.39	$ 20.37
Weighted-average remaining life (years), Outstanding	4 years 3 months 18 days	5 years 4 months 24 days
Number of options, Exercisable	48,150	324,450
Weighted-average Exercise Price , Exercisable	$ 20.39	$ 20.37
$24 to $28 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	1,399,426	1,710,050
Weighted-average Exercise Price, Outstanding	$ 26.67	$ 26.69
Weighted-average remaining life (years), Outstanding	8 years	8 years 10 months 24 days
Number of options, Exercisable	216,226	112,250
Weighted-average Exercise Price , Exercisable	$ 26.74	$ 27.10
$36 to $40 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	162,600	703,975
Weighted-average Exercise Price, Outstanding	$ 39.45	$ 39.45
Weighted-average remaining life (years), Outstanding	5 years 4 months 24 days	6 years 4 months 24 days
Number of options, Exercisable	162,600	475,750
Weighted-average Exercise Price , Exercisable	$ 39.45	$ 39.45
$40 to $44 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	49,575	59,975
Weighted-average Exercise Price, Outstanding	$ 40.42	$ 40.44
Weighted-average remaining life (years), Outstanding	6 years 6 months	7 years 6 months
Number of options, Exercisable	38,100	29,450
Weighted-average Exercise Price , Exercisable	$ 40.49	$ 40.54
$44 to $48 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	749,190	1,030,425
Weighted-average Exercise Price, Outstanding	$ 46.15	$ 46.16
Weighted-average remaining life (years), Outstanding	7 years 4 months 24 days	8 years 4 months 24 days
Number of options, Exercisable	214,992	219,678
Weighted-average Exercise Price , Exercisable	$ 46.16	$ 46.19
$60 to $64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	350,374	623,847
Weighted-average Exercise Price, Outstanding	$ 62.69	$ 62.69
Weighted-average remaining life (years), Outstanding	6 years 4 months 24 days	7 years 4 months 24 days
Number of options, Exercisable	190,986	297,221
Weighted-average Exercise Price , Exercisable	$ 62.69	$ 62.69
$64 to $68 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	34,125	40,700
Weighted-average Exercise Price, Outstanding	$ 64.15	$ 64.15
Weighted-average remaining life (years), Outstanding	7 years 10 months 24 days	8 years 10 months 24 days
Number of options, Exercisable	14,975	9,875
Weighted-average Exercise Price , Exercisable	$ 64.15	$ 64.15
$68 to $72 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	9,000	9,000
Weighted-average Exercise Price, Outstanding	$ 69.50	$ 69.50
Weighted-average remaining life (years), Outstanding	8 years 7 months 6 days	9 years 7 months 6 days
Number of options, Exercisable	2,250
Weighted-average Exercise Price , Exercisable	$ 69.50
$108 to $112 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	499,400
Weighted-average Exercise Price, Outstanding	$ 109.66
Weighted-average remaining life (years), Outstanding	9 years 2 months 12 days
Number of options, Exercisable	0
Weighted-average Exercise Price , Exercisable	$ 0
$120 to $124 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	8,200
Weighted-average Exercise Price, Outstanding	$ 123.03
Weighted-average remaining life (years), Outstanding	9 years 7 months 6 days
Number of options, Exercisable	0
Weighted-average Exercise Price , Exercisable	$ 0